Credit facility (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Credit facility
Balance, beginning of period	$ 271,029	$ 0
Facility transaction costs incurred during the period	234,470	271,029
Amortization expense of Facility transaction costs	(226,008)	0
Balance, end of period	$ 279,491	$ 271,029